THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 12, 2004 PURSUANT TO A REQUEST FOR CONFI DENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT WILL EXPIRE ON FEBRUARY 15, 2005.


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment  X  ; Amendment Number:  1

This Amendment (Check only one.):       is a restatement.
                                    X   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             JD Capital Management LLC
Address:          Two Greenwich Plaza
                  2nd Floor
                  Greenwich, CT 06830

13F File Number:  28-10408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephen Rogers
Title: Authorized Person
Phone: 203-485-8821

Signature, Place, and Date of Signing:

/s/Stephen Rogers                        Greenwich, CT       11-16-2004
-----------------------------------      -------------       -------------


Report Type (Check only one.):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


         13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

         13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

                                        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              4

Form 13F Information Table Value Total:              $ 29,712
                                                     (thousands)

List of Other Included Managers  NONE

                                                                                  FORM 13F INFORMATION TABLE
                                            COLUMN    COL                                       COLUMN
        COLUMN 1               COLUMN 2       3      UMN 4             COLUMN 5         COLUMN 6   7          COLUMN 8
                                                                                         INVEST
                                                                             SH/  PUT/    MENT   OTHER
                               TITLE OF              VALUE     SHRS OR        PR  CAL    DISCRE  MANAG
     NAME OF ISSUER             CLASS       CUSIP   (X$1000)   PRN AMT        N    L      TION    ERS    VOTING AUTHORITY
                                                                                                        SOLE       SHARED  NONE

Dreyers Grand Ice Cream Hol Stock       261877104    22,706   292,040     SH       0   Sole     0     292,040     0           0
New Focus Inc.              Stock       644383101    3,351    667,566     SH       0   Sole     0     667,566     0           0
Epresence Inc               Stock       294348107    2,464    656,999     SH       0   Sole     0     656,699     0           0
Chiquita Brands Intl-WH09   Stock       170032114    1,191    159,000     SH       0   Shared   0     0           159,000     0